Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Gross revenue	$ 17,145	$ 4,082
Excise taxes	(1,442)
Net revenue	15,703	4,082
Cost of sales before fair value adjustments	7,654	2,040
Gross profit before fair value adjustments	8,049	2,042
Fair value adjustments
Unrealized change in fair value of biological assets	(11,568)	(7,637)
Realized fair value adjustments on inventory sold in the year	8,349	2,449
Total fair value adjustments	(3,219)	(5,188)
Gross profit	11,268	7,230
Operating expenses
Sales and marketing	4,111	575
Research and development	2,350
General and administrative	17,421	6,360
Share-based payments	4,238	1,862
Depreciation and amortization	1,256	541
Total operating expenses	29,376	9,338
Operating loss	(18,108)	(2,108)
Other income (expense)
Interest income (expense)	107	(126)
Share of income (loss) from investments in equity accounted investees	(936)	165
Gain on other investments	221	4,858
Total other income (expense)	(608)	4,897
Income (loss) before income taxes	(18,716)	2,789
Income tax expense	489	298
Net income (loss)	(19,205)	2,491
Net income (loss) attributable to:
Cronos Group	(18,970)	2,491
Non-controlling interests	(235)
Net income (loss)	(19,205)	2,491
Other comprehensive income (loss)
Gain on revaluation and disposal of other investments, net of tax	46	947
Foreign exchange gain on translation of foreign operations	4
Unrealized gains reclassified to net income		(1,651)
Total other comprehensive income (loss)	50	(704)
Comprehensive income (loss)	(19,155)	1,787
Comprehensive income (loss) attributable to:
Cronos Group	(18,920)	1,787
Non-controlling interests	(235)
Comprehensive income (loss)	$ (19,155)	$ 1,787
Net income (loss) per share
Basic	$ (0.11)	$ 0.02
Diluted	$ (0.11)	$ 0.01
Weighted average number of outstanding shares
Basic	172,269,170	134,803,542
Diluted	172,269,170	176,789,161